Employee Benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits Details Abstract
Balance	$ 1,355	$ 1,283
Included in profit or loss:
Current service cost	424	441
Interest cost	123	92
Net cost of the period	547	533
Included in OCI
Actuarial loss (gain)	(102)	(165)
Income tax effect	(26)	(71)
Other
Benefits paid	(196)	(225)
Balance	$ 1,630	$ 1,355